IMPAIRMENT CHARGES AND INVENTORY PROVISIONING (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of impairment charges and inventory provisioning [Abstract]
Schedule of Impairment Charges and Inventory Provisioning
The impact of the above items on the statement of operations for the year ended December 31, 2017 was as follows:

US$’000
Selling, general & administration expenses
Impairment of PP&E (note 12)	10,437
Impairment of goodwill and other intangible assets (note 13)	29,667
Impairment of prepayments (note 17)	1,651

Total impairment loss before tax	41,755

Income tax impact of impairment loss	(517)

Total impairment loss after tax	41,238

The impact of impairment charges and inventory provisioning on the statement of operations for the year ended December 31, 2016 was as follows:

	Impairment charges US$’000	Product Cull US$’000	Total US$‘000
Selling, general & administration expenses
Impairment of PP&E (note 12)	4,382	—	4,382
Impairment of goodwill and other intangible assets (note 13)	38,240	—	38,240
Impairment of prepayments (note 17)	757	—	757
Product discontinuation (note 16)	—	4,786	4,786

Total impairment loss and inventory provisioning costs before tax	43,379	4,786	48,165

Income tax impact of impairment loss and inventory provisioning costs	(3,094)	(689)	(3,783)

Total impairment loss and inventory provisioning costs after tax	40,285	4,097	44,382